Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 1,398.6	$ 17.0	₨ 1,268.0	₨ 1,107.0
Interest cost	773.4	9.4	631.2	561.6
Expected return on plan assets	(668.2)	(8.1)	(574.1)	(448.4)
Actuarial (gains)/losses	137.6	1.6	(497.7)	(463.6)
Net gratuity cost	₨ 1,641.4	$ 19.9	₨ 827.4	₨ 756.6